Organization, Description of Business and Liquidity - Additional Information (Detail) $ in Millions	Sep. 11, 2023 shares	May 02, 2023 USD ($)	Dec. 31, 2022 shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Common stock, Shares issued	11,021,248		875,279	875,279
Stock holders equity stock split ratio	0.0625
Exchange ratio of reverse merger	0.2181
Proceeds from pre-closing financing | $		$ 72.0
Common Stock [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Common stock, Shares outstanding	14,817,762		875,279	875,279	875,279